UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         June 27, 2006 to July 25, 2006


Commission File Number of issuing entity: 333-130192-01


                 J.P. Morgan Mortgage Acquisition Trust 2006-NC1
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       83-0459839, 83-0459840, 83-0459843
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-NC1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
        A1        [   ]           [   ]           [ x ]
        A2        [   ]           [   ]           [ x ]
        A3        [   ]           [   ]           [ x ]
        A4        [   ]           [   ]           [ x ]
        A5        [   ]           [   ]           [ x ]
        M1        [   ]           [   ]           [ x ]
        M2        [   ]           [   ]           [ x ]
        M3        [   ]           [   ]           [ x ]
        M4        [   ]           [   ]           [ x ]
        M5        [   ]           [   ]           [ x ]
        M6        [   ]           [   ]           [ x ]
        M7        [   ]           [   ]           [ x ]
        M8        [   ]           [   ]           [ x ]
        M9        [   ]           [   ]           [ x ]
        M10       [   ]           [   ]           [ x ]
        M11       [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On July 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-NC1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on July 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                         J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    August 03, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-NC1 relating to the July 25, 2006 distribution.


                                     EX-99.1
                 J.P. Morgan Mortgage Acquisition Trust 2006-NC1
                                 July 25, 2006

                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          9
Delinquency Trend Group                                           10
Bankruptcies                                                      11
Foreclosures                                                      12
REO Properties                                                    13
REO Property Scheduled Balance                                    14
Principal Payoffs by Group occurred in this Distribution          14
Realized Loss Group Report                                        15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

                 J.P. Morgan Mortgage Acquisition Trust 2006-NC1
                                 July 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL         BEGINNING                                                                             ENDING
             FACE             PRINCIPAL                                                       REALIZED   DEFERRED   PRINCIPAL
CLASS        VALUE            BALANCE          PRINCIPAL         INTEREST        TOTAL        LOSSES     INTEREST   BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1         345,251,000.00    315,891,368.56   9,971,977.37    1,397,665.75     11,369,643.12    0.00      0.00   305,919,391.19
A2         192,137,000.00    152,770,614.00   9,725,038.48      662,398.53     10,387,437.01    0.00      0.00   143,045,575.52
A3          71,443,000.00     71,443,000.00           0.00      313,222.98        313,222.98    0.00      0.00    71,443,000.00
A4          79,871,000.00     79,871,000.00           0.00      353,390.35        353,390.35    0.00      0.00    79,871,000.00
A5          43,143,000.00     43,143,000.00           0.00      194,362.21        194,362.21    0.00      0.00    43,143,000.00
M1          42,803,000.00     42,803,000.00           0.00      194,554.50        194,554.50    0.00      0.00    42,803,000.00
M2          30,707,000.00     30,707,000.00           0.00      140,068.70        140,068.70    0.00      0.00    30,707,000.00
M3          17,214,000.00     17,214,000.00           0.00       78,798.28         78,798.28    0.00      0.00    17,214,000.00
M4          13,958,000.00     13,958,000.00           0.00       64,793.23         64,793.23    0.00      0.00    13,958,000.00
M5          13,027,000.00     13,027,000.00           0.00       60,681.39         60,681.39    0.00      0.00    13,027,000.00
M6          13,492,000.00     13,492,000.00           0.00       63,716.91         63,716.91    0.00      0.00    13,492,000.00
M7          13,492,000.00     13,492,000.00           0.00       69,803.30         69,803.30    0.00      0.00    13,492,000.00
M8          10,701,000.00     10,701,000.00           0.00       56,225.58         56,225.58    0.00      0.00    10,701,000.00
M9           7,909,000.00      7,909,000.00           0.00       46,652.66         46,652.66    0.00      0.00     7,909,000.00
M10          6,048,000.00      6,048,000.00           0.00       38,111.22         38,111.22    0.00      0.00     6,048,000.00
M11          9,304,000.00      9,304,000.00           0.00       58,628.77         58,628.77    0.00      0.00     9,304,000.00
P                  100.00            100.00           0.00      239,141.35        239,141.35    0.00      0.00           100.00
R                    0.00              0.00           0.00            0.00              0.00    0.00      0.00             0.00
TOTALS     910,500,100.00    841,774,082.56  19,697,015.85    4,032,215.71     23,729,231.56    0.00      0.00   822,077,066.71
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             NOTIONAL                                                         REALIZED    DEFERRED     NOTIONAL
CLASS       VALUE            BALANCE          PRINCIPAL          INTEREST          TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C          930,509,120.00    861,783,102.57           0.00      1,819,320.45      1,819,320.45    0.00      0.00   842,086,086.70
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                     ENDING           PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL             PRINCIPAL        RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         46626LJL5     914.96148761   28.88326861          4.04825982             32.93152842       886.07821901     5.492500%
A2         46626LJM3     795.11293504   50.61512608          3.44753239             54.06265847       744.49780896     5.382500%
A3         46626LJN1   1,000.00000000    0.00000000          4.38423610              4.38423610     1,000.00000000     5.442500%
A4         46626LJP6   1,000.00000000    0.00000000          4.42451390              4.42451390     1,000.00000000     5.492500%
A5         46626LJQ4   1,000.00000000    0.00000000          4.50506942              4.50506942     1,000.00000000     5.592500%
M1         46626LJR2   1,000.00000000    0.00000000          4.54534729              4.54534729     1,000.00000000     5.642500%
M2         46626LJS0   1,000.00000000    0.00000000          4.56145830              4.56145830     1,000.00000000     5.662500%
M3         46626LJT8   1,000.00000000    0.00000000          4.57756942              4.57756942     1,000.00000000     5.682500%
M4         46626LJU5   1,000.00000000    0.00000000          4.64201390              4.64201390     1,000.00000000     5.762500%
M5         46626LJV3   1,000.00000000    0.00000000          4.65812466              4.65812466     1,000.00000000     5.782500%
M6         46626LJW1   1,000.00000000    0.00000000          4.72256967              4.72256967     1,000.00000000     5.862500%
M7         46626LJX9   1,000.00000000    0.00000000          5.17368070              5.17368070     1,000.00000000     6.422500%
M8         46626LJY7   1,000.00000000    0.00000000          5.25423605              5.25423605     1,000.00000000     6.522500%
M9         46626LJZ4   1,000.00000000    0.00000000          5.89867999              5.89867999     1,000.00000000     7.322500%
M10        46626LKA7   1,000.00000000    0.00000000          6.30145833              6.30145833     1,000.00000000     7.822500%
M11        46626LKB5   1,000.00000000    0.00000000          6.30145851              6.30145851     1,000.00000000     7.822500%
P             N/A      1,000.00000000    0.00000000  2,391,413.50000000      2,391,413.50000000     1,000.00000000     0.000000%
TOTALS                   924.51838562   21.63318362          4.42857251             26.06175613       902.88520200
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                     ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL          PRINCIPAL            INTEREST              TOTAL            NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C             N/A        926.14148969    0.00000000          1.95518820              1.95518820       904.97349096     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

Dates

Record Date                                                                               07/24/06
Determination Date                                                                        07/17/06
Determination Date                                                                        07/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                    356,628.65
Group 1                                                                                 175,829.16
Group 2                                                                                 180,799.49

Principal Prepayments (Total)                                                        19,298,239.89
Group 1                                                                               9,776,509.65
Group 2                                                                               9,521,730.24

Curtailments (Total)                                                                     41,887.80
Group 1                                                                                  19,549.84
Group 2                                                                                  22,337.96

Curtailment Interest Adjustments (Total)                                                    259.51
Group 1                                                                                      88.72
Group 2                                                                                     170.79

Repurchase Principal (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Substitution Amounts (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Net Liquidation Proceeds (Total)                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00
Other Principal Adjustments (Total)                                                           0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Non Recoverable Principal Advances (Total)                                                    0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Interest Funds:
Gross Interest                                                                        5,830,151.72
Group 1                                                                               2,769,597.59
Group 2                                                                               3,060,554.13

Servicing Fees                                                                          359,076.28
Group 1                                                                                 170,671.50
Group 2                                                                                 188,404.78

Trustee Fees                                                                              2,872.58
Group 1                                                                                   1,365.34
Group 2                                                                                   1,507.24

Custodian Fee                                                                             1,436.31
Group 1                                                                                     682.69
Group 2                                                                                     753.62

Trust Oversight Manager Fees                                                             10,772.29
Group 1                                                                                   5,120.15
Group 2                                                                                   5,652.14

Non Recoverable Interest Advances (Total)                                                     0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected               37
Group 1                                                                                         20
Group 2                                                                                         17

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected    8,424,739.66
Group 1                                                                               4,390,835.25
Group 2                                                                               4,033,904.41

Amount of Prepayment Penalties Collected                                                239,141.35
Group 1                                                                                 127,271.88
Group 2                                                                                 111,869.47

Available Remitance Amount                                                           25,153,010.12

Principal Remittance Amount (Total)                                                  19,697,015.85
Group 1                                                                               9,971,977.37
Group 2                                                                               9,725,038.48

Interest Remittance Amount (Total)                                                    5,455,994.27
Group 1                                                                               2,591,757.92
Group 2                                                                               2,864,236.35

Pool Detail:
Beginning Number of Loans Outstanding                                                        3,935
Group 1                                                                                      2,140
Group 2                                                                                      1,795

Ending Number of Loans Outstanding                                                           3,857
Group 1                                                                                      2,098
Group 2                                                                                      1,759

Beginning Aggregate Loan Balance                                                    861,783,102.75
Group 1                                                                             409,611,617.20
Group 2                                                                             452,171,485.55

Ending Aggregate Loan Balance                                                       842,086,086.88
Group 1                                                                             399,639,639.82
Group 2                                                                             442,446,447.06

Current Advances                                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Aggregate Advances                                                                            0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Weighted Average Remaning Term To Maturity                                                  353.53
Group 1                                                                                     353.00
Group 2                                                                                     354.00

Weighted Average Net Mortgage Rate                                                        7.59726%
Group 1                                                                                   7.59283%
Group 2                                                                                   7.60128%

Interest Accrual Period
Start Date                                                                           June 26, 2006
End Date                                                                             July 25, 2006
Number of Days in Accrual Period                                                                29

   Delinquent Mortgage Loans
            Group 1
           Category             Number       Principal Balance    Percentage
            1 Month                 39            7,695,202.81         1.93%
            2 Month                 15            2,368,521.00         0.59%
            3 Month                  0                    0.00         0.00%
             Total                  54           10,063,723.81         2.52%
   Delinquent Mortgage Loans
            Group 2
           Category             Number       Principal Balance    Percentage
            1 Month                 49           10,519,456.34         2.38%
            2 Month                 40            9,911,325.06         2.24%
            3 Month                  0                    0.00         0.00%
             Total                  89           20,430,781.40         4.62%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

       Bankruptcies
       Group Number      Number of Loans     Principal Balance   Percentage
                1                      4            679,118.69        0.17%
                2                      2            189,928.78        0.04%
           Total                       6            869,047.47        0.10%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                            3
Principal Balance of Bankruptcy Loans that are Current                                        625,618.74
Number of Bankruptcy Loans that are 1 Month Delinquent                                                 0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                   0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                             53,499.95
Number of Bankruptcy Loans that are 3+ Months Delinquent                                               0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                 0.00
Total Number of Bankruptcy Loans                                                                       4
Total Principal Balance of Bankruptcy Loans                                                   679,118.69

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                            2
Principal Balance of Bankruptcy Loans that are Current                                        189,928.78
Number of Bankruptcy Loans that are 1 Month Delinquent                                                 0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                   0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                  0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                               0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                 0.00
Total Number of Bankruptcy Loans                                                                       2
Total Principal Balance of Bankruptcy Loans                                                   189,928.78

   Foreclosures
   Group Number    Number of Loans Principal Balance   Percentage
            1                    2       216,461.80         0.05%
            2                    0             0.00         0.00%
       Total                     2       216,461.80         0.03%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                          2
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                      216,461.80
Total Number of Foreclosure Loans                                                                  2
Total Principal Balance of Foreclosure Loans                                              216,461.80

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                          0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            0.00
Total Number of Foreclosure Loans                                                                  0
Total Principal Balance of Foreclosure Loans                                                    0.00

   REO Properties
    Group Number   Number of Loans Principal Balance     Percentage
             1                   0             0.00           0.00%
             2                   0             0.00           0.00%
        Total                    0             0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

 REO Property Scheduled Balance
     Group Number       Loan Number    REO Date    Schedule Principal Balance
                                                                         0.00
         Total                                                           0.00
Principal Payoffs by Group occured in this Distribution
      Group Number  Number of Loans         Principal Balance   Percentage
               1                  0              9,776,509.65        2.45%
               2                  0              9,521,730.24        2.15%
          Total                   0             19,298,239.89        2.29%

 Realized Loss Group Report
       Group Number     Current Loss   Cumulative Loss      Ending Balance  Balance of Liquidated Loans  Net Liquidation Proceeds
             1                  0.00              0.00      399,639,639.82                         0.00                      0.00
             2                  0.00              0.00      442,446,447.06                         0.00                      0.00
           TOTAL                0.00              0.00      842,086,086.88                         0.00                      0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                        0.00
Group 1                                                                                               0.00
Group 2                                                                                               0.00

Cumulative Realized Losses - Reduced by Recoveries                                                    0.00
Group 1                                                                                               0.00
Group 2                                                                                               0.00

Current Applied Losses                                                                                0.00
Cumulative Applied Losses                                                                             0.00

Trigger Event                                                                                           NO
TEST I - Trigger Event Occurrence                                                                       NO
(Is Delinquency Percentage > 37.40% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                            1.49032%
37.40% of of Senior Enhancement Percetage                                                         8.82337%
OR
TEST II - Trigger Event Occurrence                                                                      NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                              0.00000%
Required Cumulative Loss %                                                                        0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                        20,005,946.10
Ending Overcollateralization Amount                                                          20,009,020.17
Ending Overcollateralization Deficiency                                                               0.00
Overcollateralization Release Amount                                                                  0.00
Monthly Excess Interest                                                                       1,662,919.91
Payment to Class C                                                                            1,819,320.45
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                      0.00
Class A-1                                                                                             0.00
Class A-2                                                                                             0.00
Class A-3                                                                                             0.00
Class A-4                                                                                             0.00
Class A-5                                                                                             0.00
Class M-1                                                                                             0.00
Class M-2                                                                                             0.00
Class M-3                                                                                             0.00
Class M-4                                                                                             0.00
Class M-5                                                                                             0.00
Class M-6                                                                                             0.00
Class M-7                                                                                             0.00
Class M-8                                                                                             0.00
Class M-9                                                                                             0.00
Class M-10                                                                                            0.00
Class M-11                                                                                            0.00

Interest Carryforward Amount Paid This Period                                                         0.00
Class A-1                                                                                             0.00
Class A-2                                                                                             0.00
Class A-3                                                                                             0.00
Class A-4                                                                                             0.00
Class A-5                                                                                             0.00
Class M-1                                                                                             0.00
Class M-2                                                                                             0.00
Class M-3                                                                                             0.00
Class M-4                                                                                             0.00
Class M-5                                                                                             0.00
Class M-6                                                                                             0.00
Class M-7                                                                                             0.00
Class M-8                                                                                             0.00
Class M-9                                                                                             0.00
Class M-10                                                                                            0.00
Class M-11                                                                                            0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                             0.00
Class A-2                                                                                             0.00
Class A-3                                                                                             0.00
Class A-4                                                                                             0.00
Class A-5                                                                                             0.00
Class M-1                                                                                             0.00
Class M-2                                                                                             0.00
Class M-3                                                                                             0.00
Class M-4                                                                                             0.00
Class M-5                                                                                             0.00
Class M-6                                                                                             0.00
Class M-7                                                                                             0.00
Class M-8                                                                                             0.00
Class M-9                                                                                             0.00
Class M-10                                                                                            0.00
Class M-11                                                                                            0.00

Swap Account:
Net Swap Payment Due                                                                                  0.00
Net Swap Payment Paid                                                                                 0.00
Net Swap Receipt Due                                                                            156,400.54

Beginning Balance                                                                                 1,000.00
Additions to the Swap Account                                                                   156,400.54
Withdrawals from the Swap Account                                                               156,400.54
Ending Balance                                                                                    1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                 1,000.00
Additions to the Basis Risk Reserve Fund                                                              0.00
Divident Earnings on the Basis Risk Reserve Fund                                                      0.00
Withdrawals from the Basis Risk Reserve Fund                                                          0.00
Ending Balance                                                                                    1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                             0.00
Class A-2                                                                                             0.00
Class A-3                                                                                             0.00
Class A-4                                                                                             0.00
Class A-5                                                                                             0.00
Class M-1                                                                                             0.00
Class M-2                                                                                             0.00
Class M-3                                                                                             0.00
Class M-4                                                                                             0.00
Class M-5                                                                                             0.00
Class M-6                                                                                             0.00
Class M-7                                                                                             0.00
Class M-8                                                                                             0.00
Class M-9                                                                                             0.00
Class M-10                                                                                            0.00
Class M-11                                                                                            0.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                             0.00
Class A-2                                                                                             0.00
Class A-3                                                                                             0.00
Class A-4                                                                                             0.00
Class A-5                                                                                             0.00
Class M-1                                                                                             0.00
Class M-2                                                                                             0.00
Class M-3                                                                                             0.00
Class M-4                                                                                             0.00
Class M-5                                                                                             0.00
Class M-6                                                                                             0.00
Class M-7                                                                                             0.00
Class M-8                                                                                             0.00
Class M-9                                                                                             0.00
Class M-10                                                                                            0.00
Class M-11                                                                                            0.00

Remaining Interest Carryover Amount
Class A-1                                                                                             0.00
Class A-2                                                                                             0.00
Class M-1                                                                                             0.00
Class A-3                                                                                             0.00
Class A-4                                                                                             0.00
Class A-5                                                                                             0.00
Class M-2                                                                                             0.00
Class M-3                                                                                             0.00
Class M-4                                                                                             0.00
Class M-5                                                                                             0.00
Class M-6                                                                                             0.00
Class M-7                                                                                             0.00
Class M-8                                                                                             0.00
Class M-9                                                                                             0.00
Class M-10                                                                                            0.00
Class M-11                                                                                            0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                         0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                 0.00
Prepayment Interest Shortfall Allocated to Class C                                                    0.00

Total Relief Act Interest Shortfall occured this distribution                                         0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                 0.00
Relief Act Interest Shortfall Allocated to Class C                                                    0.00

Available Net Funds Cap to Libor Certificates                                                     7.859238

One-Month LIBOR for Such Distribution Date                                                        5.322500

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                         5.492500
Class A-2                                                                                         5.382500
Class A-3                                                                                         5.442500
Class A-4                                                                                         5.492500
Class A-5                                                                                         5.592500
Class M-1                                                                                         5.642500
Class M-2                                                                                         5.662500
Class M-3                                                                                         5.682500
Class M-4                                                                                         5.762500
Class M-5                                                                                         5.782500
Class M-6                                                                                         5.862500
Class M-7                                                                                         6.422500
Class M-8                                                                                         6.522500
Class M-9                                                                                         7.322500
Class M-10                                                                                        7.822500
Class M-11                                                                                        7.822500

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)

Deferred Amount with respect to such Distribution Date
Class M-1                                                                                             0.00
Class M-2                                                                                             0.00
Class M-3                                                                                             0.00
Class M-4                                                                                             0.00
Class M-5                                                                                             0.00
Class M-6                                                                                             0.00
Class M-7                                                                                             0.00
Class M-8                                                                                             0.00
Class M-9                                                                                             0.00
Class M-10                                                                                            0.00
Class M-11                                                                                            0.00

Deferred Amount Paid This Period                                                                      0.00
Class M-1                                                                                             0.00
Class M-2                                                                                             0.00
Class M-3                                                                                             0.00
Class M-4                                                                                             0.00
Class M-5                                                                                             0.00
Class M-6                                                                                             0.00
Class M-7                                                                                             0.00
Class M-8                                                                                             0.00
Class M-9                                                                                             0.00
Class M-10                                                                                            0.00
Class M-11                                                                                            0.00

Deferred Amount Occured This Period                                                                   0.00
Class M-1                                                                                             0.00
Class M-2                                                                                             0.00
Class M-3                                                                                             0.00
Class M-4                                                                                             0.00
Class M-5                                                                                             0.00
Class M-6                                                                                             0.00
Class M-7                                                                                             0.00
Class M-8                                                                                             0.00
Class M-9                                                                                             0.00
Class M-10                                                                                            0.00
Class M-11                                                                                            0.00

Remaining Deferred Amount
Class M-1                                                                                             0.00
Class M-2                                                                                             0.00
Class M-3                                                                                             0.00
Class M-4                                                                                             0.00
Class M-5                                                                                             0.00
Class M-6                                                                                             0.00
Class M-7                                                                                             0.00
Class M-8                                                                                             0.00
Class M-9                                                                                             0.00
Class M-10                                                                                            0.00
Class M-11                                                                                            0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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